Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 52,546	$ 52,824	$ 48,851
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		26,026	26,369	21,704
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	8,508	9,306	9,714
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[3]	6,612	6,729	6,298
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[4]	$ 11,399	$ 10,420	$ 11,136

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $6.8 billion in 2017, $7.2 billion in 2016 and $7.4 billion in 2015.
[3]	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.
[4]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.